As filed with the Securities and Exchange Commission on April 6,2004
                         Securities Act File No. 333-110232


             U.S. SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            FORM N-14
                            =========
     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
     =======================================================
          [ ]Pre-Effective Amendment No. _
	  [X]Post-Effective Amendment No. 2

                        Managers Trust II
       (Exact Name of Registrant as Specified in Charter)

                         1-800-835-3879
      (Registrant's Telephone Number, Including Area Code)

       800 Connecticut Avenue, Norwalk, Connecticut  06854
       (Address of Principal Executive Offices, Including
               Number, Street, State and Zip Code)

                        Donald S. Rumery
                     The Managers Funds LLC
       800 Connecticut Avenue, Norwalk, Connecticut  06854
             (Name and Address of Agent for Service)

         Copies of all communications should be sent to:
                     Philip H. Newman, P.C.
                      Goodwin Procter  LLP
          Exchange Place, Boston, Massachusetts  02109



          Approximate Date of Proposed Public Offering:

                         Not Applicable

              Title of Securities Being Registered:
      Shares of Beneficial Interest, no par value per share

     No filing fee is required because an indefinite number of shares of beneficial interest, without par value, of the Registrant previously have been registered pursuant to
Section 24(f) of the Investment Company Act of 1940, as amended.

     It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933.

     This Post-Effective Amendment No. 2 to the
Registrant's Registration Statement on Form N-14 is being filed pursuant to Rule 485(b) under the Securities Act of 1933 solely for the purpose of filing an opinion of counsel regarding the tax consequences of the reorganization discussed in that Registration Statement, but makes no other changes to the Registration Statement on Form N-14.

                             PART C

     Item 16.       Exhibits.

     The following Exhibits are hereby added by this Post-
Effective Amendment No. 2 to the Registrant's Registration
Statement on Form N-14:

Exhibit Number      Exhibit Title

(12)(a)             Opinion of Goodwin Procter  LLP with
respect to tax matters.

(12)(b)             Consent of Goodwin Procter LLP.

                           SIGNATURES

     As required by the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule
485(b) of the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 2 to the Registration
Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Norwalk and State of Connecticut, on the 6th day of April, 2004.

                                   MANAGERS TRUST II


                                   By: /s/ Donald S. Rumery
                                        Name:  Donald S.
                                   Rumery
                                        Title:    Treasurer




     Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.




Signature                       Title         			Date

       *                      	President and Trustee        	April 6, 2004
Peter M. Lebovitz              (Principal Executive Officer)

       *                       Chief Financial Officer		April 6, 2004
                               (Principal Financial Officer)
Galan G. Daukas

/s/ Donald S. Rumery        	Treasurer, Secretary and     	April 6, 2004
Donald S. Rumery               (Principal Accounting Officer)


	*			Trustee				April 6, 2004
-------------------
Jack W. Aber

	*			Trustee				April 6, 2004
-------------------
William E. Chapman, II

	*			Trustee				April 6, 2004
-------------------
Sean M. Healey

	*			Trustee				April 6, 2004
-------------------
Edward J. Kaier

	*			Trustee				April 6, 2004
-------------------
Madeline H. McWhinney

	*			Trustee				April 6, 2004
-------------------
Steven J. Paggioli

	*			Trustee				April 6, 2004
-------------------
Eric Rakowski






	*			Trustee				April 6, 2004
-------------------
Thomas R. Schneeweis

/s/ Donald S. Rumery                                   		April 6, 2004


*  By  Donald S. Rumery pursuant to Power of Attorney.

                  EXHIBIT INDEX




Exhibit Number      	Exhibit Title

(12)(a)             	Opinion of Goodwin Procter LLP with
			respect to tax matters.

(12)(b)             	Consent of Goodwin Procter LLP.



=================================================================


                                          Exhibit 12(a)



                         March 31, 2004


Conseco Fund Group
11815 N. Pennsylvania Street
Carmel, Indiana  46032

Managers Trust II
40 Richards Avenue
Norwalk, Connecticut  06854

Re:  Acquisition by Managers Science & Technology Fund,
     Managers 20 Fund, Managers Mid-Cap Fund, Managers
     Large-Cap Fund, Managers Balanced Fund, Managers
     Convertible Securities Fund, Managers High Yield
     Fund and Managers Fixed Income Fund, each a series of Managers Trust II, of assets of Conseco Science
     & Technology Fund, Conseco 20 Fund, Conseco Equity
     Fund, Conseco Large-Cap Fund, Conseco Balanced
     Fund, Conseco Convertible Securities Fund, Conseco
     High Yield Fund and Conseco Fixed Income Fund, respectively, each a series of Conseco Fund Group

Ladies and Gentlemen:

     We have acted as counsel to Managers Trust II, a Massachusetts business trust (the "Successor Trust"), in connection with the Agreement and Plan of Reorganization (the "Plan")1 by and between Conseco
Fund Group, a Massachusetts business trust (the
"Existing Trust"), on behalf of its portfolio series
Conseco Science & Technology Fund, Conseco 20 Fund,
Conseco Equity Fund, Conseco Large-Cap Fund, Conseco
Balanced Fund, Conseco Convertible Securities Fund,
Conseco High Yield Fund and Conseco Fixed Income Fund
(each, an "Existing Fund" and collectively, the "Existing Funds") and the Successor Trust, on behalf of its portfolio series Managers Science & Technology
Fund, Managers 20 Fund, Managers Mid-Cap Fund, Managers
Large-Cap Fund, Managers Balanced Fund, Managers
Convertible Securities Fund, Managers High Yield Fund and Managers Fixed Income Fund (each, a "Successor
Fund," collectively, the "Successor Funds" and, together with the Existing Funds, each a "Fund" and collectively, the "Funds"), described in the prospectus/proxy statement relating to the Plan included as part of the Registration Statement on Form N-14 of the Successor Trust filed on November 4,
2003 with the Securities and Exchange Commission under the Securities Act of 1933, as amended (the
"Registration Statement"). You have requested our opinion as to certain federal income tax consequences of the transactions contemplated by the Plan.

     In rendering this opinion, we have reviewed such
documents and materials as we have considered necessary
for the purpose of rendering this opinion.  We have
made inquiry as to the
_______________________________
1 Capitalized terms used herein and not otherwise defined shall have the meanings given them in the Plan.

Conseco Fund Group
Managers Trust II
March 31, 2004
Page 2


underlying facts that we considered to be relevant to the conclusions set forth in this letter. The opinion expressed in this letter is based upon certain factual statements relating to the Existing Trust and the Successor Trust set forth in the Registration Statement and certain representations set forth below that have been confirmed to us in representation letters from the Existing Trust and the Successor Trust dated as of the date hereof for our use in rendering the opinion set forth herein. We have assumed that such statements, representations, and warranties are true, correct, complete, and not breached and will continue to be so through the Closing
Date, that no actions that are inconsistent with such statements, representations, and warranties will be taken, and that all representations, statements, and warranties made to "the best knowledge of" any person or with similar qualification are and will be true, correct and complete as if made without such qualification. We have also assumed (i) the genuineness of all signatures, (ii) the authenticity of all documents submitted to us as originals, (iii) the conformity to the original documents of all documents submitted to us as copies, (iv) the authority and capacity of the individual or individuals who executed any such documents on behalf of any person, (v) the conformity to the final documents of all documents submitted to us as drafts, and (vi) the accuracy and completeness of all records made available to us. In addition, we have assumed that (a) the Reorganizations will be consummated in accordance with the Plan, (b) each of the Existing Trust and the Successor Trust will comply with all reporting obligations with respect to the Reorganizations required under the Internal Revenue
Code of 1986, as amended (the "Code"),2 and the Treasury Regulations promulgated thereunder, and (c) the Plan is valid and binding in accordance with its terms.

     The discussion and conclusions set forth below are based upon the Code, the Treasury Regulations and existing administrative and judicial interpretations thereof, all of which are subject to change.
Therefore, no assurance can be given that the federal income tax consequences described below will not be altered in the future, and we do not assume responsibility to provide notice or advice to any person or entity regarding any such changes or altered tax consequences.

I.   Background.

     The Successor Trust is an open-end management investment company registered under the Investment
Company Act of 1940, as amended (the "1940 Act").  The
Existing Trust is an open-end management investment company registered under the 1940 Act. Each of the Successor Funds intends to acquire the assets of the corresponding Existing Fund.

     The investment objectives of each Existing Fund and its corresponding Successor Fund are substantially identical.

_____________________________
2 Unless otherwise indicated, all section references contained herein are to the Code.

Conseco Fund Group
Managers Trust II
March 31, 2004
Page 3

     (a) Conseco Science and Technology Fund and Managers Science and Technology Fund

     The investment objective of both Conseco Science and Technology Fund and Managers Science and Technology
Fund is long-term capital appreciation through a non-diversified portfolio of equity securities. Both Funds have substantially similar investment policies and strategies. Managers Science & Technology Fund may change its investment objective without shareholder approval, but shareholders will receive prior notice of any such change. In contrast, Conseco Science &
Technology Fund's investment objective is a fundamental policy and may not be changed without shareholder approval.

     Each Fund seeks to achieve its investment objective by investing in a non-diversified portfolio of equity securities of companies that its sub-advisor believes are positioned to take advantage of scientific or technological advances to power earnings growth.
Each Fund invests in the common stock of companies that rely extensively on technology in their product development or operations, or which are expected to benefit from technological advances and improvements.
Each Fund will invest at least 80% of its assets in companies that its sub-advisor believes are positioned to take advantage of scientific or technological advances to power earnings growth; this policy may not be changed without providing shareholders 60 days prior notice. In addition to common stocks, each Fund may invest from time to time in any or all of the following: preferred stocks, convertible securities, warrants and bonds and other fixed-income securities.
For defensive purposes and pending investment of money received for share purchases, each Fund may temporarily depart from its investment objective and invest without limitation in cash, money market instruments and Standard and Poor's Depository Receipts, which are shares in a unit investment trust that trades on the American Stock Exchange and holds stocks designed to track the Standard and Poor's 500 Composite Stock Price
Index ("SPDRs"). When each Fund invests in the foregoing, it may not achieve its investment objective.

     (b)  Conseco 20 Fund and Managers 20 Fund

     The investment objective of both Conseco 20 Fund and Managers 20 Fund is capital appreciation through a non-diversified portfolio of equity securities. Both
Funds have substantially similar investment policies and strategies. Managers 20 Fund may change its investment objective without shareholder approval, but shareholders will receive prior notice of any such change. In contrast, Conseco 20 Fund's investment objective is a fundamental policy and may not be changed without shareholder approval.

     Each Fund seeks to achieve its investment objective by investing in a non-diversified portfolio consisting of the common stocks of 15 to 25 companies of any size offering strong growth potential. Each
Fund selects securities based on a global economic outlook, with a particular focus on investments in specific industries, and seek companies in out-of-favor situations at attractive prices. In addition to common stocks, each Fund may invest from time to

Conseco Fund Group
Managers Trust II
March 31, 2004
Page 4

time in any or all of the following: preferred stocks, convertible securities, warrants and bonds and other fixed-income securities. For defensive purposes and pending investment of money received for share purchases, each Fund may temporarily depart from its investment objective and invest without limitation in cash, money market instruments and SPDRs. When each Fund invests in the foregoing, it may not achieve its investment objective.

     (c)  Conseco Equity Fund and Managers Mid-Cap Fund

     The investment objective of both Conseco Equity
Fund and Managers Mid-Cap Fund is to provide a high total return, consistent with the preservation of capital and a prudent level of risk. Both Funds have similar investment policies and strategies. Managers
Mid-Cap Fund may change its investment objective without shareholder approval, but shareholders will receive prior notice of any such change. In contrast, Conseco Equity Fund's investment objective is a fundamental policy and may not be changed without shareholder approval.

     Each Fund seeks to achieve its investment objective by investing in a diversified portfolio consisting of the common stocks of medium-sized companies which will generally be listed on the New
York or American stock exchanges or The NASDAQ Stock
Market and be widely held among a large number of investors. Conseco Equity Fund invests at least 80% of its assets in U.S. common stocks and may also invest in other U.S. and foreign securities, including convertible securities and warrants. Managers Mid-Cap
Fund will invest at least 80% of its assets in equity securities of companies that, at the time of purchase, have market capitalizations between $1 billion and $12 billion; this policy may not be changed without providing shareholders 60 days prior notice. For defensive purposes and pending investment of money received for share purchases, each Fund may temporarily depart from its investment objective and invest without limitation in cash, money market instruments and SPDRs.
When each Fund invests in the foregoing, it may not achieve its investment objective.

     (d)  Conseco Large-Cap Fund and Managers Large-Cap Fund

     The investment objective of both Conseco Large-Cap
Fund and Managers Large-Cap Fund is long-term capital appreciation by investing in a diversified portfolio of equity securities of larger, well-established U.S.
companies. Both Funds have substantially similar investment policies and strategies. Managers Large-Cap
Fund may change its investment objective without shareholder approval, but shareholders will receive prior notice of any such change. In contrast, Conseco
Large-Cap Fund's investment objective is a fundamental policy and may not be changed without shareholder approval.

     Each Fund seeks to achieve its investment objective by investing in a diversified portfolio of larger, well-established companies. Each Fund will invest at least 80% of its assets in the common stocks of U.S. large-sized companies with market capitalizations, at the time of investment, in excess of $2 billion, in the case of Conseco Large-Cap Fund, and in excess of $2.5 billion, in the case of Managers
Large-Cap Fund; this policy may not be changed without

Conseco Fund Group
Managers Trust II
March 31, 2004
Page 5


providing shareholders 60 days prior notice. Each Fund invests in U.S. common stocks as well as other U.S. and foreign securities, including preferred stocks, convertible securities and warrants. For defensive purposes and pending investment of money received for share purchases, each Fund may temporarily depart from its investment objective and invest without limitation in cash, money market instruments and SPDRs. When each Fund invests in the foregoing, it may not achieve its investment objective.

     (e)  Conseco Balanced Fund and Managers Balanced Fund

     The investment objective of both Conseco Balanced
Fund and Managers Balanced Fund is high total investment return, consistent with the preservation of capital and prudent investment risk. Both Funds have substantially similar investment policies and strategies. Managers Balanced Fund may change its investment objective without shareholder approval, but shareholders will receive prior notice of any such change. In contrast, Conseco Balanced Fund's investment objective is a fundamental policy and may not be changed without shareholder approval.

     Each Fund seeks to achieve its investment objective by investing approximately 50-65% of its total assets in equity securities (the "equity portion") and investing the remainder in bonds and other fixed-income securities, as well as cash or cash equivalents (the "fixed-income portion"). The equity portion of each Fund is invested primarily in a diversified portfolio of U.S. common stocks as well as other U.S. and foreign securities, including convertible securities and warrants. Normally, the equity portion of each Fund will focus on large
(generally determined by reference to the capitalization of companies in the Russell 1000 Index) and medium-sized (generally determined by reference to the capitalization of the companies in the Russell Mid-
Cap Index) companies which will generally be listed on the New York or American stock exchanges or The NASDAQ
Stock Market and be widely held among a large number of investors. The fixed-income portion of each Fund normally is invested to the extent of at least 25% of the Fund's total assets in a wide range of domestic and foreign fixed-income securities, such as bonds, including securities not based on the U.S. dollar, and may also be invested to the extent of up to 25% of the Fund's total assets in below-investment grade securities (those rated Ba1/BB+ or lower by Moody's
Investors Service, Inc. ("Moody's) or Standard &
Poor's, a division of the McGraw-Hill Companies, Inc.
("Standard & Poor's").  Each Fund may invest more than
65% of its total assets in stocks if The Managers Funds
LLC ("Managers"), the investment advisor for the Successor Funds, or 40|86 Advisors, Inc. ("40|86"), the investment advisor for the Existing Funds (as applicable), considers conditions in the stock market to be more favorable than those in the bond market, and each Fund may invest more than 25% of its total assets in fixed-income securities if Managers in the case of the Successor Fund, or 40|86 in the case of the Existing Fund, considers conditions in the bond market to be more favorable than those in the stock market.
For defensive purposes and pending investment of money received for share purchases, each Fund may temporarily depart from its investment objective and invest without limitation in

Conseco Fund Group
Managers Trust II
March 31, 2004
Page 6

cash, money market instruments and SPDRs. When each Fund invests in the foregoing, it may not achieve its investment objective.

     (f) Conseco Convertible Securities Fund and Managers Convertible Securities Fund

     The investment objective of both Conseco
Convertible Securities Fund and Managers Convertible
Securities Fund is high total return through a combination of current income and capital appreciation.
Both Funds have substantially similar investment policies and strategies. Managers Convertible
Securities Fund may change its investment objective without shareholder approval, but shareholders will receive prior notice of any such change. In contrast, Conseco Convertible Securities Fund's investment objective is a fundamental policy and may not be changed without shareholder approval.

     Each Fund seeks to achieve its investment objective by investing primarily in bonds and other securities that are convertible into common stock.
Each Fund will invest at least 80% of its assets in convertible securities (bonds, debentures, notes or preferred stock) that an owner has the option to exchange for common stock at a prestated price; this policy may not be changed without providing shareholders 60 days prior notice. At any given time, over 50% of each Fund's assets may be invested in below-investment grade securities (those rated Ba1/BB+ or lower by Moody's/Standard & Poor's). In addition to convertible securities, each Fund may invest in common stock, convertible securities with conversion features that do not depend on the market price of the issuer's common stock, and stocks and bonds of foreign issuers, including issuers in emerging markets. For defensive purposes and pending investment of money received for share purchases, each Fund may temporarily depart from its investment objective and invest without limitation in cash, money market investments, preferred stocks, or investment-grade debt securities. When each Fund invests in the foregoing, it may not achieve its investment objective.

     (g)  Conseco High Yield Fund and Managers High Yield Fund

     The investment objective of both Conseco High
Yield Fund and Managers High Yield Fund is to provide a high level of current income with a secondary objective of capital appreciation. Both Funds have substantially similar investment policies and strategies. Managers
High Yield Fund may change its investment objective without shareholder approval, but shareholders will receive prior notice of any such change. In contrast, Conseco High Yield Fund's investment objective is a fundamental policy and may not be changed without shareholder approval.

     Each Fund seeks to achieve its investment objective by investing in a portfolio of below-investment grade bonds (those rated Ba1/BB+ or lower by Moody's/Standard & Poor's). Each Fund will invest at least 80% of its assets in below-investment grade bonds
(debt securities); this policy may not be changed without providing shareholders 60 days prior notice.
Each Fund may also invest in any of the following:
corporate debt securities and preferred stock; zero-coupon bonds and other deferred interest securities that do not pay periodic interest; mortgage-backed

Conseco Fund Group
Managers Trust II
March 31, 2004
Page 7


debt securities; asset-backed securities; convertible securities; restricted securities; taxable municipal securities (interest on municipal bonds is often exempt from federal income tax; each Fund invests in bonds that are typically not tax exempt) issued by state and local governments; cash or cash equivalents, such as certificates of deposit or money-market funds; money-market instruments, such as bankers' acceptances, commercial paper and repurchase agreements; securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, such as the Federal
Home Loan Banks and the Student Loan Marketing
Association; common stock; and stocks and bonds of foreign issuers, including issuers in emerging markets.
For defensive purposes and pending investment of money received for share purchases, each Fund may temporarily depart from its investment objective and invest without limitation in cash or money market instruments. When each Fund invests in the foregoing, it may not achieve its investment objective.

     (h)  Conseco Fixed Income Fund and Managers Fixed Income Fund

     The investment objective of both Conseco Fixed
Income Fund and Managers Fixed Income Fund is to provide the highest level of income as is consistent with the preservation of the capital investment. Both
Funds have substantially similar investment policies and strategies. Managers Fixed Income Fund may change its investment objective without shareholder approval, but shareholders will receive prior notice of any such change. In contrast, Conseco Fixed Income Fund's investment objective is a fundamental policy and may not be changed without shareholder approval.

     Each Fund seeks to achieve its investment objective by investing in a portfolio of investment-grade debt securities (those rated above Bal/BB+ by Moody's/ Standard and Poor's). Each Fund will invest at least 80% of its assets in investment-grade debt securities; this policy may not be changed without providing shareholders 60 days prior notice. Each Fund may invest in debt securities issued by the following:
public and private U.S. companies; foreign companies;
the U.S. government and its agencies, such as the Federal Home Loan Bank; state and local governments issuing taxable municipal securities (interest on municipal bonds is often exempt from federal income tax; each Fund invests in bonds that are typically not tax exempt); and foreign governments, their agencies and instrumentalities. Each Fund may also invest in mortgage-backed debt securities, asset-backed debt securities and restricted securities. In addition, each Fund may invest up to 15% of its assets in common and preferred stock, convertible securities that an owner has the option to exchange for common stock at a prestated price, and debt securities carrying warrants to purchase equity securities. Up to 20% of each Fund's assets may be invested in below-investment grade securities (those rated Ba1/BB+ or lower by Moody's/Standard & Poor's). While each Fund may purchase debt securities of any maturity, a Fund will primarily invest in debt securities with 7 to 15-year maturities. The average maturity of debt securities in the Fund's portfolio may, however, be shorter or longer depending on market conditions. For defensive purposes and pending investment of money received for share purchases, each Fund may temporarily depart from its investment objective

Conseco Fund Group
Managers Trust II
March 31, 2004
Page 8


and invest without limitation in cash or money market instruments. When each Fund invests in the foregoing, it may not achieve its investment objective.

II.  The Plan of Reorganization.

     Subject to the terms and conditions set forth in the Plan, the Existing Trust on behalf of the Existing
Funds shall transfer all of the assets of the Existing
Funds, and assign all Assumed Liabilities (as hereinafter defined) of the Existing Funds, to the corresponding Successor Funds. The Successor Trust on behalf of the Successor Funds shall acquire all such assets, and shall assume all such Assumed Liabilities, upon delivery to the Existing Trust on behalf of the Existing Funds of shares of the corresponding Successor
Fund each having a net asset value equal to the value of the net assets of the corresponding Existing Fund transferred (the "Successor Fund Shares"). "Assumed
Liabilities" means all known liabilities, expenses, costs, charges and reserves, reflected on an unaudited statement of assets and liabilities of an Existing Fund prepared as of the close of regular trading on the Valuation Date (as hereinafter defined), determined in accordance with generally accepted accounting principles consistently applied from the prior audited period. The net asset value of the Successor Fund
Shares and the value of the net assets of each Existing
Fund to be transferred shall be determined as of immediately after the close of business on the New York
Stock Exchange on the Closing Date (the "Valuation
Date") using the valuation procedures set forth in the then-current prospectus and statement of additional information of the Successor Funds. All Assumed
Liabilities of the Existing Funds, to the extent that they exist at or after the Closing, shall after the Closing attach to the corresponding Successor Fund, and may be enforced against such Successor Fund to the same extent as if the same had been incurred by the relevant
Successor Fund. In addition, at or immediately prior to the Closing, each Existing Fund shall declare and pay a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Existing Fund's shareholders all of the Existing Fund's investment company taxable income for all taxable years ending at or prior to the Closing
(computed without regard to any deduction for dividends paid under section 852(b)(2)(D)) and all of its net capital gains (after reduction for any capital loss carry-forward) for all taxable years ending at or prior to the Closing.

     Immediately after the Closing, each Existing Fund will be liquidated and the Successor Fund Shares that have been delivered to the Existing Trust on behalf of the Existing Funds will be distributed to the shareholders of the Existing Funds, each shareholder to receive Successor Fund Shares equal to the pro rata portion of shares of beneficial interest of the relevant Existing Fund held by such shareholder as of the close of business on the Valuation Date. Such liquidation and distribution will be accompanied by the establishment of an open account on the share records of each Successor Fund in the name of each shareholder of the corresponding Existing Fund and representing the respective pro rata number of Successor Fund Shares due such shareholder. As of the Closing, each outstanding certificate which, prior to the Closing, represented shares of an Existing Fund will be deemed for all purposes to evidence ownership of

Conseco Fund Group
Managers Trust II
March 31, 2004
Page 9

the number of Successor Fund Shares issuable with respect thereto pursuant to the Reorganizations. The Successor Funds will not issue certificates representing Successor Fund Shares issued in connection with the Reorganizations. Ownership of Successor Fund Shares will be shown on the books of the Successor Funds' transfer agent.

     The Board of Trustees of the Existing Trust, including those Trustees who are not "interested persons" of the Existing Trust as defined in the 1940
Act, has determined that the interests of existing shareholders of each Existing Fund will not be diluted as a result of the transactions contemplated by the Reorganizations and that the Reorganizations would be in the best interests of the shareholders of the Existing Funds. The Board of Directors of the
Successor Trust has reached similar conclusions with respect to each of the Successor Funds and has also approved the Reorganizations with respect to the Successor Funds.

III. Representations.

     The following representations have been made by the Successor Trust, on behalf itself and each Successor Fund, and/or by the Existing Trust, on behalf of itself and each Existing Fund, with respect to each
Reorganization:

     (a) As of the Closing, the fair market value of the Successor Fund Shares to which each shareholder of the Existing Fund is entitled will approximately equal the fair market value of the shares of the Existing Fund such shareholder will surrender.

     (b) There are no dissenters' or appraisal rights, and the consideration paid by the Successor Fund to the shareholders of the Existing Fund in connection with the Reorganization will consist solely of Successor Fund Shares.

     (c) There is no plan or intention by the Successor Fund or any person related (as defined in Treasury Regulations Section 1.368-1(e)(3)) to the Successor Fund to acquire or redeem, during the five-year period beginning on the Closing Date, with consideration other than Successor Fund Shares, any of the Successor Fund Shares issued in the Reorganization either directly or through any transaction, agreement, or arrangement with any other person, other than redemptions in the ordinary course of the Successor Fund's business as a series of an open-end investment company as required by section 22(e) of the 1940 Act.

     (d) During the five-year period ending on the Closing Date, neither the Existing Fund nor any person related (as defined in Treasury Regulations Section 1.368-1(e)(3) determined without regard to Treasury Regulations Section 1.368-1(e)(3)(i)(A)) to the Existing Fund will have directly or through any transaction, agreement, or arrangement with any other person, (i) acquired shares of the Existing Fund with consideration other than Successor Fund Shares or shares of the Existing Fund, except for redemptions in the ordinary course of the Existing Fund's business as a series of an open-end investment company as required by section 22(e) of the 1940 Act or (ii) made distributions with respect to shares of the Existing Fund, except for (A)


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Conseco Fund Group
Managers Trust II
March 31, 2004
Page 10

distributions described in sections 852 and 4982, and (B) additional distributions, to the extent such distributions do not exceed fifty percent (50%) of the value (without giving effect to such distributions) of the proprietary interests in the Existing
Fund as of the Closing Date.

     (e) During the five-year period ending on the Closing Date, neither the Successor Fund nor any person related (as defined in Treasury Regulations Section 1.368-1(e)(3)) to the Successor Fund will have acquired directly or through any transaction, agreement or arrangement with any other person, shares of the Existing Fund with consideration other than Successor Fund Shares.

     (f) The Successor Fund will acquire at least ninety percent (90%) of the fair market value of the net assets and at least seventy percent (70%) of the fair market value of the gross assets held by the Existing Fund immediately prior to the Reorganization. For purposes of this representation, amounts, if any, paid by or on behalf of the Existing Fund for reorganization expenses, amounts, if any, paid by the Existing Fund to shareholders who receive cash or other property and all redemptions and distributions made by the Existing Fund immediately preceding or in contemplation of the Reorganization (except those referred to in the next sentence) will be included as assets of the Existing Fund immediately prior to the Reorganization. However, assets distributed in connection with
(i) regular distributions and redemptions occurring in the ordinary course of the Existing Fund's business as a series of an open-end management investment company and (ii) distributions made to shareholders of the Existing Fund prior to the Reorganization in order to pay out all of the Existing Fund's
(A) investment company taxable income (computed without regard to any deduction for dividends paid under section 852(b)(2)(D)) and
(B) net capital gain (after reduction for any capital loss carryover) will be excluded.

     (g) Immediately after the Closing, the Existing Fund will, in pursuance of the Plan, distribute the Successor Fund Shares it receives in the Reorganization and its other assets, if any, and thereupon will cancel all of its issued and outstanding shares.

     (h) The Successor Fund has no plan or intention to sell or otherwise dispose of any of the assets of the Existing Fund acquired in the Reorganization, except for dispositions made in the ordinary course of business.

     (i) The Successor Fund will continue to use in its business at least fifty percent (50%) of the historic portfolio securities of the Existing Fund. When such securities mature, are redeemed or are otherwise disposed of by the Successor Fund, they will be replaced with similar securities (i.e., securities that would have been permissible investments of the Existing Fund under the applicable investment objectives, policies, and restrictions of the Existing Fund in effect immediately before the Closing). For purposes of this representation, portfolio securities disposed of by the Existing Fund prior to and in anticipation of the Reorganization will be treated as part of the historic portfolio securities of the Existing Fund.


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Conseco Fund Group
Managers Trust II
March 31, 2004
Page 11

     (j) As of the Closing, there is no intercorporate indebtedness existing between the Successor Fund and the Existing Fund.

     (k) The Existing Fund has qualified as a separate corporation for federal income tax purposes under section 851(g) in each taxable year and will qualify to be treated as such as of the Closing. The Successor Fund was newly formed in connection with the Reorganization and will qualify as a separate corporation for federal income tax purposes under section 851(g) in each taxable year as of and following the Closing. Each of the Existing Trust and the Successor Trust either (i) was in existence prior to January 1, 1997 or (ii) has elected to be classified as an association taxable as a corporation, effective on or before the Closing Date, pursuant to Treasury Regulations Section 301.7701-
3.

     (l) The Successor Fund will elect to be a regulated investment company under Section 851 and will qualify for treatment as such as of and following the Closing. The Existing Fund has elected to be a regulated investment company under section 851, has qualified as such for each taxable year and will qualify to be treated as such as of the Closing. In order (i) to ensure continued qualification of the Existing Fund as a regulated investment company for federal income tax purposes and (ii) to eliminate any tax liability of the Existing Fund arising by reason of undistributed investment company taxable income or net capital gain, the Existing Fund has declared or will declare and will pay to its shareholders of record on or prior to the Closing a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing (A) all of its investment company taxable income for the last full taxable year of the Existing Fund and any subsequent short taxable year ending on the Closing Date (computed without regard to any deduction for dividends paid under section 852(b)(2)(D)) and (B) all of its net capital gain realized in the final full taxable year of the Existing Fund and any subsequent short taxable year ending on the Closing Date (after reduction for any capital loss carryover).

     (m) The expenses incurred in connection with entering into and carrying out the provisions of the Plan will be borne by Managers, the investment advisor for the Successor Funds, and 40|86, the investment advisor for the Existing Funds. All such expenses will be solely and directly related to the Reorganization. No cash will be transferred from the Successor
Fund to the Existing Fund for the purpose of paying any reorganization expenses of the Existing Fund. The shareholders of the Existing Fund and the Successor Fund will pay their own expenses, if any, incurred in connection with the Reorganization.

     (n) As of the Closing, the Successor Fund does not own, directly or indirectly, nor has it owned during the past five years, directly or indirectly, any shares of the Existing Fund.

     (o) The liabilities of the Existing Fund to be assumed by the Successor Fund and the liabilities to which the transferred assets of the Existing Fund will be subject, if any, have been incurred by the Existing Fund in the ordinary course of its business.


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Conseco Fund Group
Managers Trust II
March 31, 2004
Page 12

     (p) The fair market value of the assets of the Existing Fund to be transferred to the Successor Fund equals or exceeds the sum of the liabilities to be assumed by the Successor Fund plus the amount of liabilities, if any, to which the transferred assets will be subject.

     (q) The total adjusted basis of the assets of the Existing Fund to be transferred to the Successor Fund equals or exceeds the sum of the liabilities to be assumed by the Successor Fund plus the amount of liabilities, if any, to which the transferred assets will be subject.

     (r) As of the Closing, neither the Successor Fund nor the Existing Fund is under the jurisdiction of a court in a Title 11 or a similar case within the meaning of section 368(a)(3)(A).

     (s) The Existing Fund has not distributed and will not distribute to its shareholders in pursuance of the Plan any "appreciated property" within the meaning of section 361(c)(2).

     (t) At the time of the Closing, the Existing Fund will not have outstanding any warrants, options, convertible securities, or any other type of right pursuant to which any person could acquire stock of the Successor Fund.

     Any inaccuracy in, or breach of, any of the aforementioned statements, representations, warranties and assumptions or any change after the date hereof in applicable law could adversely affect our opinion. No ruling has been (or will be) sought from the Internal
Revenue Service (the "Service") as to the federal income tax consequences of any aspect of the Reorganization.

IV.  Opinion.

     Based upon and subject to the foregoing, as well as the limitations set forth below, it is our opinion with respect to each Reorganization (and the Funds participating therein) that, under presently applicable federal income tax law:

     (i) The transfer by the Existing Fund of all of its assets to the Successor Fund, in exchange solely for Successor Fund Shares and the assumption by the Successor Fund of the Stated
Liabilities of the Existing Fund, and the distribution the Successor Fund Shares to the shareholders of the Existing Fund in complete liquidation of the Existing Fund will constitute a reorganization within the meaning of Section 368(a) of the Code;

     (ii) The Successor Fund and the Existing Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code;

     (iii) The Existing Fund will recognize no gain or loss on (i) the transfer of its assets to the Successor Fund in exchange solely for Successor Fund Shares and the Successor Fund's assumption of the Existing Fund's Stated Liabilities or (ii) the subsequent distribution of the Successor Fund Shares to the Existing Fund's shareholders in exchange for their Existing Fund shares;


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Conseco Fund Group
Managers Trust II
March 31, 2004
Page 13

     (iv) The Successor Fund will recognize no gain or loss on its receipt of the Existing Fund's assets in exchange solely for Successor Fund Shares and the Successor Fund's assumption of the Existing Fund's Stated Liabilities;

     (v) The Successor Fund's basis in the Existing Fund's assets will, in each instance, be the same as the Existing Fund's basis therein immediately before the Reorganization, and the Successor Fund's holding period for the Existing Fund's assets will, in each instance, include the Existing Fund's holding period therefor;

     (vi) A shareholder of the Existing Fund will recognize no gain or loss on the exchange of all its Existing Fund shares solely for Successor Fund Shares pursuant to the Reorganization; and

     (vii) An Existing Fund shareholder's aggregate basis in the Successor Fund Shares that the shareholder receives in the Reorganization will be the same as the shareholder's aggregate basis in the Existing Fund shares that the shareholder surrenders in exchange for those Successor Fund Shares, and the shareholder's holding period for those Successor Fund Shares will include, in each instance, the shareholder's holding period for those Existing Fund shares, provided the shareholder holds them as capital assets on the Closing Date.

			*	*	*

     No opinion is expressed as to any matter not specifically addressed above. Also, no opinion is expressed as to the tax consequences of any of the transactions contemplated in the Plan under any foreign, state, or local tax law. Moreover, you should recognize that our opinion is not binding on the Service, that the Service may disagree with the opinion expressed herein, and that, although we believe that the opinion expressed herein would be sustained if challenged, there can be no assurances to that effect.

     This opinion has been issued to and may be relied upon solely by the addressees hereof in connection with the consummation of the transactions contemplated in the Plan and may not be relied upon by any other person or used for any other purpose without our prior written consent.

                                   Very truly yours,

                                   /s/ GOODWIN PROCTER
                                   LLP

                                   GOODWIN PROCTER  LLP



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Conseco Fund Group
Managers Trust II
March 31, 2004
Page 14

                                        Exhibit (12)(b)

[Goodwin Procter LLP letterhead]





                          April 6, 2004
			================

Managers Trust II
40 Richards Avenue
Norwalk, CT  06854
Ladies and Gentlemen:

     We hereby consent to (a) the inclusion of our opinion regarding the tax consequences of the reorganization proposed in the Registration Statement on Form N-14 (No. 333-110232), filed with the Securities and Exchange Commission on November 4, 2003, of Managers Trust II, a Massachusetts business trust, as an Exhibit in Post-Effective Amendment No. 2 to the above referenced Registration Statement and (b) the reference to us under the heading "Legal Matters" in the Registration Statement.

                                   Very truly yours,

                                   /s/ Goodwin Procter LLP

                                   GOODWIN PROCTER LLP
LIBC/1924570.1

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